Shareholder Report, Holdings (Details)	Sep. 30, 2025
PGIM JENNISON SMALL COMPANY FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM JENNISON SMALL COMPANY FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class C | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class C | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class R | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class R | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class Z | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class Z | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R2 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R2 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R2 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R2 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class R2 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R4 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R4 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R4 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R4 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class R4 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
PGIM Jennison Small Company Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Small Company Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (6.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison Small Company Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Small Company Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Small Company Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Small Company Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Jennison Small Company Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Small Company Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R6 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Small Company Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Small Company Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Small Company Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Small Company Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Small Company Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Small Company Fund - Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
PGIM Jennison Small Company Fund - Class R6 | Total before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
PGIM Jennison Small Company Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets